Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Entity Registrant Name	ACTIVE NETWORK INC
Entity Central Index Key	0001163932
Entity Filer Category	Non-accelerated Filer